UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2019

VP Inflation Protection Fund
Class I (APTIX)
Class II (AIPTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2019
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	53.4%
Corporate Bonds	14.0%
Commercial Mortgage-Backed Securities	6.7%
Collateralized Mortgage Obligations	5.9%
Asset-Backed Securities	5.6%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Collateralized Loan Obligations	3.0%
Sovereign Governments and Agencies	1.0%
Municipal Securities	0.6%
Temporary Cash Investments	7.7%
Other Assets and Liabilities	(1.5)%

Portfolio at a Glance
Average Duration (effective)	7.6 years
Weighted Average Life to Maturity	9.3 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period(1) 1/1/19 - 6/30/19	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,067.60	$2.41	0.47%
Class II	$1,000	$1,066.50	$3.69	0.72%
Hypothetical
Class I	$1,000	$1,022.46	$2.36	0.47%
Class II	$1,000	$1,021.22	$3.61	0.72%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JUNE 30, 2019 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 53.4%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	$14,970,228	$16,664,236
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,682,080	6,565,378
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	17,084,799	19,163,693
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,469,658	4,456,599
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,897,194	10,709,077
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	7,153,097	9,165,859
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	4,884,769	6,298,242
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	23,620,813	23,733,540
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	15,095,417	14,648,000
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	19,901,294	22,615,466
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	7,759,252	7,687,020
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	2,157,020	2,263,402
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	1,905,552	1,944,386
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	2,996,888	3,173,655
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	5,740,192	5,705,334
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,889,142	1,883,939
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	39,311,980	39,642,910
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	20,480,614	20,843,485
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	25,354,855	25,393,477
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25(1)	27,694,577	28,011,058
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	8,227,499	8,428,364
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	25,053,585	24,895,257
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	15,670,200	15,822,910
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	14,089,736	14,326,497
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	661,733	689,818
TOTAL U.S. TREASURY SECURITIES (Cost $318,778,358)		334,731,602
CORPORATE BONDS — 14.0%
Aerospace and Defense — 0.3%
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	320,085
Rockwell Collins, Inc., 4.35%, 4/15/47	700,000	765,216
United Technologies Corp., 3.75%, 11/1/46	945,000	962,395
		2,047,696
Automobiles — 0.3%
Ford Motor Co., 4.35%, 12/8/26	180,000	181,593
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	470,000	472,688
General Motors Co., 5.15%, 4/1/38	1,140,000	1,127,509
		1,781,790
Banks — 2.6%
Bank of America Corp., MTN, 3.30%, 1/11/23	720,000	742,726
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	775,000	880,408
Citigroup, Inc., 2.35%, 8/2/21	362,000	361,782
Citigroup, Inc., 4.05%, 7/30/22	760,000	793,031

	Principal Amount	Value
Citigroup, Inc., 3.20%, 10/21/26	$1,100,000	$1,123,358
Citigroup, Inc., VRN, 4.08%, 4/23/29	530,000	569,425
Citigroup, Inc., VRN, 4.28%, 4/24/48	400,000	447,869
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	259,403
Credit Suisse AG (New York), MTN, 3.625%, 9/9/24	500,000	526,456
Discover Bank, 3.45%, 7/27/26	700,000	712,479
HSBC Holdings plc, 2.95%, 5/25/21	600,000	605,446
HSBC Holdings plc, 4.30%, 3/8/26	450,000	483,550
HSBC Holdings plc, 4.375%, 11/23/26	400,000	423,077
HSBC Holdings plc, VRN, 4.04%, 3/13/28	470,000	493,897
Huntington Bancshares, Inc., 2.30%, 1/14/22	400,000	399,789
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,316,148
JPMorgan Chase & Co., 3.875%, 9/10/24	500,000	525,759
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	1,325,000	1,405,269
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	700,000	734,813
U.S. Bancorp, MTN, 3.60%, 9/11/24	799,000	839,194
Wells Fargo & Co., 4.125%, 8/15/23	280,000	295,788
Wells Fargo & Co., 3.00%, 4/22/26	300,000	303,623
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	391,588
Wells Fargo & Co., MTN, 4.10%, 6/3/26	560,000	593,771
Wells Fargo & Co., MTN, 4.75%, 12/7/46	740,000	843,303
		16,071,952
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	900,000	1,001,848
Constellation Brands, Inc., 3.50%, 5/9/27	330,000	338,797
		1,340,645
Biotechnology — 0.3%
AbbVie, Inc., 2.90%, 11/6/22	7,000	7,049
AbbVie, Inc., 4.45%, 5/14/46	650,000	638,746
Amgen, Inc., 3.625%, 5/22/24	450,000	473,010
Celgene Corp., 3.625%, 5/15/24	150,000	157,517
Gilead Sciences, Inc., 3.65%, 3/1/26	400,000	423,420
Gilead Sciences, Inc., 4.15%, 3/1/47	465,000	488,502
		2,188,244
Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	570,000	570,021
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,500,000	1,569,340
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	400,000	410,129
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	570,000	546,633
Morgan Stanley, MTN, 3.875%, 1/27/26	170,000	180,791
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	300,000	316,327
		3,593,241
Chemicals — 0.2%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	311,849
LyondellBasell Industries NV, 4.625%, 2/26/55	400,000	404,618

	Principal Amount	Value
Westlake Chemical Corp., 4.375%, 11/15/47	$300,000	$282,877
		999,344
Commercial Services and Supplies — 0.1%
Waste Management, Inc., 4.15%, 7/15/49	360,000	395,882
Consumer Finance — 0.2%
Capital One Financial Corp., 3.75%, 3/9/27	670,000	691,963
Discover Financial Services, 3.75%, 3/4/25	300,000	310,258
		1,002,221
Diversified Consumer Services†
CommonSpirit Health, 2.95%, 11/1/22	281,000	283,742
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 4.45%, 4/1/24	300,000	323,275
AT&T, Inc., 3.40%, 5/15/25	768,000	789,724
AT&T, Inc., 4.80%, 6/15/44	350,000	369,834
AT&T, Inc., 5.15%, 11/15/46	200,000	221,246
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	800,000	820,517
Verizon Communications, Inc., 2.625%, 8/15/26	200,000	198,792
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	244,087
Verizon Communications, Inc., 5.50%, 3/16/47	670,000	847,289
Verizon Communications, Inc., 5.01%, 8/21/54	570,000	682,399
		4,497,163
Electric Utilities — 0.6%
AEP Transmission Co. LLC, 3.75%, 12/1/47	300,000	308,248
Alabama Power Co., 3.70%, 12/1/47	360,000	365,852
American Electric Power Co., Inc., 3.20%, 11/13/27	300,000	306,251
Duke Energy Corp., 3.15%, 8/15/27	200,000	202,963
Duke Energy Progress LLC, 3.70%, 10/15/46	1,300,000	1,321,107
FirstEnergy Corp., 4.85%, 7/15/47	600,000	682,247
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	294,964
Virginia Electric & Power Co., 3.45%, 2/15/24	100,000	104,203
		3,585,835
Energy Equipment and Services — 0.1%
Halliburton Co., 4.85%, 11/15/35	735,000	784,383
Entertainment — 0.4%
Viacom, Inc., 4.25%, 9/1/23	840,000	888,859
Viacom, Inc., 4.375%, 3/15/43	300,000	293,779
Walt Disney Co. (The), 6.90%, 8/15/39(2)	705,000	1,039,478
Walt Disney Co. (The), 4.75%, 9/15/44(2)	350,000	427,507
		2,649,623
Equity Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP, 3.65%, 2/1/26	150,000	156,114
Essex Portfolio LP, 3.625%, 8/15/22	250,000	257,531
Kilroy Realty LP, 3.80%, 1/15/23	301,000	311,069
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	478,621
		1,203,335
Food and Staples Retailing — 0.2%
Kroger Co. (The), 3.875%, 10/15/46	600,000	539,333

	Principal Amount	Value
Walmart, Inc., 4.05%, 6/29/48	$650,000	$745,455
		1,284,788
Gas Utilities — 0.3%
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	276,804
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	447,616
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	950,000	1,064,181
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	187,000	190,142
		1,978,743
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 4.90%, 11/30/46	700,000	863,409
Becton Dickinson and Co., 3.70%, 6/6/27	444,000	464,156
Medtronic, Inc., 3.50%, 3/15/25	100,000	106,076
Medtronic, Inc., 4.625%, 3/15/45	123,000	149,093
		1,582,734
Health Care Providers and Services — 0.9%
Aetna, Inc., 2.75%, 11/15/22	406,000	408,422
Aetna, Inc., 3.875%, 8/15/47	330,000	298,555
Anthem, Inc., 4.65%, 1/15/43	300,000	327,524
Cigna Corp., 4.90%, 12/15/48(2)	300,000	326,733
CVS Health Corp., 2.75%, 12/1/22	1,159,000	1,163,224
CVS Health Corp., 4.78%, 3/25/38	330,000	344,497
CVS Health Corp., 5.05%, 3/25/48	320,000	340,865
Duke University Health System, Inc., 3.92%, 6/1/47	467,000	511,146
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	216,375
Northwell Healthcare, Inc., 4.26%, 11/1/47	320,000	341,788
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	444,441
UnitedHealth Group, Inc., 3.75%, 10/15/47	650,000	666,455
		5,390,025
Hotels, Restaurants and Leisure — 0.2%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	364,356
McDonald's Corp., MTN, 4.45%, 3/1/47	670,000	735,024
		1,099,380
Insurance — 0.5%
Allstate Corp. (The), 3.85%, 8/10/49	630,000	662,925
American International Group, Inc., 4.50%, 7/16/44	350,000	370,113
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	375,332
Markel Corp., 3.50%, 11/1/27	300,000	299,477
Prudential Financial, Inc., 3.94%, 12/7/49	451,000	473,561
Prudential Financial, Inc., MTN, 4.35%, 2/25/50	750,000	843,098
Prudential Financial, Inc., MTN, VRN, 3.79%, (CPI YoY plus 2.00%), 11/2/20	189,000	186,742
		3,211,248
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	400,000	404,914
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	500,000	503,765

	Principal Amount	Value
Media — 0.8%
CBS Corp., 3.70%, 6/1/28	$250,000	$255,063
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	960,000	1,131,697
Comcast Corp., 4.25%, 10/15/30	1,920,000	2,140,338
Comcast Corp., 6.50%, 11/15/35	556,000	753,845
Time Warner Cable LLC, 4.50%, 9/15/42	695,000	654,434
		4,935,377
Multi-Utilities — 0.6%
Consolidated Edison Co. of New York, Inc., 3.875%, 6/15/47	600,000	618,345
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	620,868
Exelon Generation Co. LLC, 5.60%, 6/15/42	795,000	886,355
Florida Power & Light Co., 3.95%, 3/1/48	300,000	328,410
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	417,768
Sempra Energy, 3.25%, 6/15/27	350,000	350,165
Sempra Energy, 3.80%, 2/1/38	350,000	339,816
Southwestern Public Service Co., 3.70%, 8/15/47	500,000	505,069
		4,066,796
Oil, Gas and Consumable Fuels — 1.3%
Cimarex Energy Co., 4.375%, 6/1/24	200,000	212,217
Enbridge, Inc., 3.50%, 6/10/24	190,000	196,480
Enbridge, Inc., 3.70%, 7/15/27	400,000	413,295
Energy Transfer Operating LP, 5.30%, 4/15/47	920,000	960,164
Energy Transfer Operating LP, 3.60%, 2/1/23	312,000	318,971
Hess Corp., 6.00%, 1/15/40	410,000	449,486
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	500,000	516,715
Kinder Morgan, Inc., 5.55%, 6/1/45	700,000	810,595
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	397,172
Marathon Oil Corp., 5.20%, 6/1/45	200,000	222,874
MPLX LP, 4.50%, 4/15/38	300,000	303,123
MPLX LP, 5.20%, 3/1/47	400,000	434,091
Noble Energy, Inc., 4.15%, 12/15/21	874,000	901,943
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	314,913
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	688,450
Phillips 66, 4.65%, 11/15/34	400,000	445,565
Williams Cos., Inc. (The), 4.30%, 3/4/24	600,000	637,425
		8,223,479
Pharmaceuticals — 0.2%
Allergan Funding SCS, 3.85%, 6/15/24	350,000	363,393
Allergan Funding SCS, 4.55%, 3/15/35	430,000	434,513
Bristol-Myers Squibb Co., 4.25%, 10/26/49(2)	250,000	275,581
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	125,000	124,783
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	340,000	343,628
		1,541,898
Road and Rail — 0.3%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	320,410
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	470,000	483,790
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	299,518

	Principal Amount	Value
CSX Corp., 3.80%, 11/1/46	$320,000	$324,499
Union Pacific Corp., 2.75%, 4/15/23	250,000	253,693
Union Pacific Corp., 3.35%, 8/15/46	325,000	307,206
		1,989,116
Software — 0.4%
Microsoft Corp., 3.45%, 8/8/36	660,000	698,819
Microsoft Corp., 4.25%, 2/6/47	1,080,000	1,281,962
Oracle Corp., 2.50%, 10/15/22	200,000	202,143
Oracle Corp., 2.40%, 9/15/23	225,000	225,373
Oracle Corp., 2.65%, 7/15/26	350,000	351,838
		2,760,135
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	555,017
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 3.20%, 5/11/27	1,050,000	1,095,250
Apple, Inc., 2.90%, 9/12/27	1,000,000	1,023,726
Apple, Inc., 4.25%, 2/9/47	655,000	735,068
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	940,000	1,037,426
		3,891,470
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	400,000	435,740
Wireless Telecommunication Services — 0.2%
AT&T, Inc., 4.05%, 12/15/23	200,000	212,266
AT&T, Inc., 2.95%, 7/15/26	300,000	298,252
AT&T, Inc., 3.80%, 2/15/27	700,000	728,412
		1,238,930
TOTAL CORPORATE BONDS (Cost $83,145,603)		87,518,651
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.7%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	2,000,000	2,097,154
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	2,000,000	2,160,138
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	1,700,000	1,807,291
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	1,475,000	1,538,601
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 2/10/49	2,000,000	2,200,128
Commercial Mortgage Trust, Series 2015-3BP, Class A, SEQ, 3.18%, 2/10/35(2)	2,125,000	2,209,802
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	2,000,000	2,004,119
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	1,550,000	1,646,971
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	1,500,000	1,552,445
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	1,450,000	1,490,135
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	1,962,850	2,064,216

	Principal Amount	Value
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	$1,500,000	$1,560,989
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 8/10/38(2)	2,515,000	2,549,937
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	1,860,000	1,958,255
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	1,455,000	1,560,617
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	1,200,000	1,217,906
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	1,400,000	1,417,258
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	2,300,000	2,399,349
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.52%, 7/13/29(2)	2,500,000	2,544,084
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(2)	1,600,000	1,623,244
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	3,350,000	3,386,806
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	1,300,000	1,348,187
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $41,660,120)		42,337,632
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Private Sponsor Collateralized Mortgage Obligations — 4.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	71,008	72,321
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	131,666	140,972
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(2)	1,369,856	1,381,223
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)	1,392,965	1,402,960
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	1,994,207	2,020,524
Agate Bay Mortgage Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	1,361,366	1,379,226
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	239,429	242,330
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	128,886	132,366
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	1,400,000	1,432,963
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(2)	1,134,478	1,149,001
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	1,173,376	1,172,092
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.98%, 10/25/29(2)	1,600,528	1,618,347
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(2)	3,500,000	3,596,042
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(2)	3,305,203	3,354,215
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	1,476,430	1,551,252

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.90%, (1-month LIBOR plus 1.50%), 6/25/57(2)	$1,967,310	$2,006,973
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	442,889	443,432
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 11/25/44(2)	740,314	747,098
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 10/25/47(2)	1,750,000	1,746,130
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	1,365,092	1,406,205
Sequoia Mortgage Trust, Series 2018-7, Class A4 SEQ, VRN, 4.00%, 9/25/48(2)	1,284,463	1,323,291
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.14%, (1-month LIBOR plus 0.74%), 9/25/44	114,072	114,261
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	183,891	188,576
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.92%, 6/25/35	491,691	499,307
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.95%, 6/25/35	813,052	853,293
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)	157,900	161,298
		30,135,698
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series K088, Class A2 SEQ, 3.69%, 1/25/29	6,500,000	7,150,614
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,820,226)		37,286,312
ASSET-BACKED SECURITIES — 5.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A SEQ, 2.50%, 7/20/21(2)	2,700,000	2,702,827
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A SEQ, 2.99%, 6/20/22(2)	3,440,000	3,477,619
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	695,388	698,854
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(2)	6,700,000	6,708,279
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	357,770	356,046
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	2,518,750	2,533,288
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3 SEQ, 2.83%, 3/20/23	4,000,000	4,058,811
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	490,886	486,991
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(2)	3,600,000	3,694,940
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	175,995	175,641
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	394,069	396,770
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(2)	1,912,123	1,960,185
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(2)	655,247	666,197
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(2)	1,198,967	1,202,384

		Principal Amount	Value
Verizon Owner Trust, Series 2019-A, Class A1A SEQ, 2.93%, 9/20/23		$4,800,000	$4,886,291
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)		1,434,420	1,432,326
TOTAL ASSET-BACKED SECURITIES (Cost $34,991,171)			35,437,449
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.6%
FHLMC, 4.50%, 4/1/41		7,842,249	8,431,425
FNMA, 4.50%, 5/1/39		2,226,634	2,400,635
FNMA, 4.00%, 11/1/41		1,102,024	1,162,520
FNMA, 4.00%, 11/1/41		525,632	554,156
FNMA, 4.00%, 2/1/42		810,002	843,911
FNMA, 4.00%, 2/1/46		8,751,029	9,155,082
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $22,554,700)			22,547,729
COLLATERALIZED LOAN OBLIGATIONS — 3.0%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/20/31(2)		2,250,000	2,227,410
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.56%, (3-month LIBOR plus 0.98%), 4/24/31(2)		2,000,000	1,975,618
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.71%, (3-month LIBOR plus 1.12%), 7/20/31(2)		1,750,000	1,748,478
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.67%, (3-month LIBOR plus 1.07%), 1/18/31(2)		3,000,000	2,980,681
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.74%, (3-month LIBOR plus 1.15%), 7/20/31(2)		2,750,000	2,737,652
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(2)		3,500,000	3,476,048
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.75%, (3-month LIBOR plus 1.15%), 4/18/31(2)		2,000,000	1,989,193
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.66%, (3-month LIBOR plus 1.07%), 10/20/28(2)		2,000,000	2,000,812
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $19,247,309)			19,135,892
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Australia — 0.3%
Australia Government Bond, 4.00%, 8/20/20	AUD	1,517,000	1,924,175
Canada — 0.7%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,922,425	1,615,216
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	2,513,962	2,514,115
			4,129,331
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $7,830,182)			6,053,506
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		$165,000	238,120
Los Angeles Community College District GO, 6.75%, 8/1/49		125,000	198,171
Los Angeles Unified School District GO, 5.75%, 7/1/34		200,000	255,568
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		125,000	176,186
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		250,000	376,735
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		125,000	157,715

	Principal Amount/Shares	Value
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	$130,000	$168,822
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	125,000	169,226
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	100,204
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	125,000	154,095
State of California GO, 4.60%, 4/1/38	50,000	54,638
State of California GO, 7.55%, 4/1/39	500,000	792,530
State of California GO, 7.30%, 10/1/39	45,000	67,719
State of Illinois GO, 5.10%, 6/1/33	350,000	368,872
State of Texas GO, 5.52%, 4/1/39	215,000	285,849
TOTAL MUNICIPAL SECURITIES (Cost $3,272,849)		3,564,450
TEMPORARY CASH INVESTMENTS(3) — 7.7%
Bennington Stark Capital Co. LLC, 2.45%, 7/1/19(2)(4)	20,000,000	19,995,959
Credit Agricole Corporate and Investment Bank, 2.40%, 7/1/19(4)	3,000,000	2,999,416
Crown Point Capital Co., 2.45%, 7/1/19(2)(4)	25,000,000	24,994,948
State Street Institutional U.S. Government Money Market Fund, Premier Class	76,474	76,474
TOTAL TEMPORARY CASH INVESTMENTS (Cost $48,076,474)		48,066,797
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $616,376,992)		636,680,020
OTHER ASSETS AND LIABILITIES — (1.5)%		(9,336,112)
TOTAL NET ASSETS — 100.0%		$627,343,908

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,916,780	AUD	2,765,836	Bank of America N.A.	9/18/19	$(29,508)
USD	4,046,472	CAD	5,444,087	Morgan Stanley	9/18/19	(116,643)
						$(146,151)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	205	September 2019	$41,000,000	$44,111,836	$247,482
U.S. Treasury 5-Year Notes	184	September 2019	$18,400,000	21,740,750	275,574
				$65,852,586	$523,056

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	112	September 2019	$11,200,000	$15,470,000	$(266,252)
U.S. Treasury Long Bonds	29	September 2019	$2,900,000	4,512,219	(93,616)
				$19,982,219	$(359,868)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value*
Markit CDX North America Investment Grade Index Series 32	Buy	(1.00)%	6/20/24	$31,000,000	$(503,561)	$(165,970)	$(669,531)

*The value for credit default swap agreements serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	$(645)	$27,747	$27,102
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(597)	44,723	44,126
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	(116,260)	(116,814)
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(545)	(511,783)	(512,328)
					$(2,341)	$(555,573)	$(557,914)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$40,000,000	$(4,410,110)
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	(701,020)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(400,110)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	8,891
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	(265,202)
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	(62,220)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	(148,055)
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$10,000,000	(26,329)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(245,717)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(496,912)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(519,099)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(265,517)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(4,474,128)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(1,155,008)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$33,000,000	318,640
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	50,293
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	237,468
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	(83,407)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	(93,115)
						$(12,730,657)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CPI YoY	-	U.S. Consumer Price Index Urban Consumers Year over Year Not Seasonally Adjusted Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $15,464,623.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $138,569,677, which represented 22.1% of total net assets.

(3)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $380,000.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $616,376,992)	$636,680,020
Receivable for capital shares sold	2,065,068
Swap agreements, at value	615,292
Interest receivable	2,558,656
641,919,036

Liabilities
Payable for collateral received for swap agreements	380,000
Payable for capital shares redeemed	268,285
Payable for variation margin on futures contracts	7,883
Payable for variation margin on swap agreements	78,183
Unrealized depreciation on forward foreign currency exchange contracts	146,151
Swap agreements, at value	13,345,949
Accrued management fees	238,703
Distribution fees payable	109,974
14,575,128

Net Assets	$627,343,908

Net Assets Consist of:
Capital (par value and paid-in surplus)	$637,856,900
Distributable earnings	(10,512,992)
$627,343,908

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$93,432,584	9,184,230	$10.17
Class II, $0.01 Par Value	$533,911,324	52,585,269	$10.15

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$10,027,263

Expenses:
Management fees	1,413,502
Distribution fees - Class II	652,009
Directors' fees and expenses	21,740
Other expenses	16,307
2,103,558

Net investment income (loss)	7,923,705

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(688,933)
Forward foreign currency exchange contract transactions	153,420
Futures contract transactions	(2,312,837)
Swap agreement transactions	(21,952)
Foreign currency translation transactions	16,304
(2,853,998)

Change in net unrealized appreciation (depreciation) on:
Investments	34,522,567
Forward foreign currency exchange contracts	(293,517)
Futures contracts	1,757,963
Swap agreements	(1,005,697)
Translation of assets and liabilities in foreign currencies	668
34,981,984

Net realized and unrealized gain (loss)	32,127,986

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,051,691

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2018
Increase (Decrease) in Net Assets	June 30, 2019	December 31, 2018
Operations
Net investment income (loss)	$7,923,705	$17,270,855
Net realized gain (loss)	(2,853,998)	(760,975)
Change in net unrealized appreciation (depreciation)	34,981,984	(35,372,701)
Net increase (decrease) in net assets resulting from operations	40,051,691	(18,862,821)

Distributions to Shareholders
From earnings:
Class I	(1,280,715)	(2,794,439)
Class II	(6,807,302)	(15,998,702)
Decrease in net assets from distributions	(8,088,017)	(18,793,141)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(16,891,577)	(27,308,770)

Net increase (decrease) in net assets	15,072,097	(64,964,732)

Net Assets
Beginning of period	612,271,811	677,236,543
End of period	$627,343,908	$612,271,811

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2019 (UNAUDITED)

1. Organization

American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Inflation Protection Fund (the fund) is the sole fund issued by the corporation. The fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended June 30, 2019 was 0.46%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended June 30, 2019 totaled $98,632,635, of which $63,083,021 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended June 30, 2019 totaled $120,468,743, of which $79,813,089 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	250,000,000		250,000,000
Sold	1,241,879	$12,409,113	2,823,022	$27,991,927
Issued in reinvestment of distributions	126,417	1,280,715	284,177	2,794,439
Redeemed	(1,133,102)	(11,300,013)	(2,796,676)	(27,583,878)
	235,194	2,389,815	310,523	3,202,488
Class II/Shares Authorized	250,000,000		250,000,000
Sold	3,312,113	32,899,947	8,356,021	83,401,675
Issued in reinvestment of distributions	672,885	6,807,302	1,629,712	15,998,702
Redeemed	(5,960,443)	(58,988,641)	(13,122,473)	(129,911,635)
	(1,975,445)	(19,281,392)	(3,136,740)	(30,511,258)
Net increase (decrease)	(1,740,251)	$(16,891,577)	(2,826,217)	$(27,308,770)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$334,731,602	—
Corporate Bonds	—	87,518,651	—
Commercial Mortgage-Backed Securities	—	42,337,632	—
Collateralized Mortgage Obligations	—	37,286,312	—
Asset-Backed Securities	—	35,437,449	—
U.S. Government Agency Mortgage-Backed Securities	—	22,547,729	—
Collateralized Loan Obligations	—	19,135,892	—
Sovereign Governments and Agencies	—	6,053,506	—
Municipal Securities	—	3,564,450	—
Temporary Cash Investments	$76,474	47,990,323	—
	$76,474	$636,603,546	—
Other Financial Instruments
Futures Contracts	$523,056	—	—
Swap Agreements	—	$686,520	—
	$523,056	$686,520	—

Liabilities
Other Financial Instruments
Futures Contracts	$359,868	—	—
Swap Agreements	—	$14,644,622	—
Forward Foreign Currency Exchange Contracts	—	146,151	—
	$359,868	$14,790,773	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $31,000,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $8,026,873.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $76,666,667 futures contracts purchased and $26,066,667 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $197,116,667.

Value of Derivative Instruments as of June 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$22,028
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	146,151
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	7,883
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	56,155
Other Contracts	Swap agreements	$615,292	Swap agreements	13,345,949
		$615,292		$13,578,166

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(21,952)	Change in net unrealized appreciation (depreciation) on swap agreements	$(165,970)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	153,420	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(293,517)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(2,312,837)	Change in net unrealized appreciation (depreciation) on futures contracts	1,757,963
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(839,727)
		$(2,181,369)		$458,749

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$8,891	$(8,891)	—	—
Goldman Sachs & Co.	606,401	(176,522)	$(380,000)	$49,879
	$615,292	$(185,413)	$(380,000)	$49,879

Liabilities
Bank of America N.A.	$6,016,225	$(8,891)	$(6,007,334)	—
Barclays Bank plc	7,182,710	—	(7,182,710)	—
Goldman Sachs & Co.	176,522	(176,522)	—	—
Morgan Stanley	116,643	—	—	$116,643
	$13,492,100	$(185,413)	$(13,190,044)	$116,643

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$616,468,259
Gross tax appreciation of investments	$23,267,557
Gross tax depreciation of investments	(3,055,796)
Net tax appreciation (depreciation) of investments	$20,211,761

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2018, the fund had accumulated short-term capital losses of $(3,556,898) and accumulated long-term capital losses of $(11,325,556), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2019(3)	$9.66	0.14	0.51	0.65	(0.14)	—	(0.14)	$10.17	6.76%	0.47%(4)	2.82%(4)	17%	$93,433
2018	$10.23	0.28	(0.54)	(0.26)	(0.31)	—	(0.31)	$9.66	(2.57)%	0.48%	2.83%	15%	$86,413
2017	$10.13	0.24	0.15	0.39	(0.29)	—	(0.29)	$10.23	3.92%	0.47%	2.34%	28%	$88,334
2016	$9.96	0.20	0.27	0.47	(0.22)	(0.08)	(0.30)	$10.13	4.71%	0.48%	1.88%	37%	$78,925
2015	$10.43	0.11	(0.34)	(0.23)	(0.24)	0.00	(0.24)	$9.96	(2.28)%	0.47%	0.94%	23%	$49,652
2014	$10.48	0.19	0.18	0.37	(0.16)	(0.26)	(0.42)	$10.43	3.58%	0.47%	1.78%	20%	$34,521
Class II
2019(3)	$9.64	0.12	0.52	0.64	(0.13)	—	(0.13)	$10.15	6.65%	0.72%(4)	2.57%(4)	17%	$533,911
2018	$10.21	0.26	(0.55)	(0.29)	(0.28)	—	(0.28)	$9.64	(2.82)%	0.73%	2.58%	15%	$525,858
2017	$10.11	0.21	0.16	0.37	(0.27)	—	(0.27)	$10.21	3.67%	0.72%	2.09%	28%	$588,902
2016	$9.94	0.17	0.27	0.44	(0.19)	(0.08)	(0.27)	$10.11	4.39%	0.73%	1.63%	37%	$580,541
2015	$10.39	0.07	(0.32)	(0.25)	(0.20)	0.00	(0.20)	$9.94	(2.47)%	0.72%	0.69%	23%	$524,787
2014	$10.45	0.16	0.18	0.34	(0.14)	(0.26)	(0.40)	$10.39	3.30%	0.72%	1.53%	20%	$662,363

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2019 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Directors, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-378-9878 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios II, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92981 1908

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 23, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	August 23, 2019